Taxes - Summary of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2020
Taxes
Domestic	$ (21,838)	$ (75,389)	$ 527,248	$ (12,247)	$ (65,175)
Foreign	(32,122)	(28,842)	2,463,403	(50,803)	(653,797)
Income (loss) before income taxes	$ (53,960)	$ (104,231)	$ 2,990,651	$ (63,050)	$ (718,972)